Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Net operating loss carryforwards	$ 66,879	$ 41,510
Inventory reserves	5,911	3,899
Stock-based compensation	840	719
Accrued Expense	867
Depreciation	114
Other	596	98
Total deferred tax assets	75,207	46,226
Less: valuation allowance	(74,959)	(44,906)
Net deferred tax assets	248	1,320
Deferred tax liabilities:
Intangible amortization	(248)	(866)
Depreciation		(454)
Net deferred tax liabilities	(248)	(1,320)
Net deferred income taxes	$ 0	$ 0